Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue		$ 1,857,593,678	$ 1,822,540,697	$ 1,783,282,337
CHILE
Statement [Line Items]
Revenue	[1]	1,436,790,253	1,342,369,499	1,289,513,013
Argentina, Pesos
Statement [Line Items]
Revenue	[2]	338,214,943	390,443,569	421,607,095
URUGUAY
Statement [Line Items]
Revenue		19,483,698	17,805,957	17,708,773
PARAGUAY
Statement [Line Items]
Revenue		39,244,642	47,148,643	43,565,171
BOLIVIA
Statement [Line Items]
Revenue	[3]	23,860,142	24,773,029	10,888,285
Foreign countries [member]
Statement [Line Items]
Revenue		$ 420,803,425	$ 480,171,198	$ 493,769,324

[1]	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
[2]	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.
[3]	See Note 15 – Business combinations, letter a).